Cover	Jun. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2025
Entity File Number	001-38750
Entity Registrant Name	WRAP TECHNOLOGIES, INC.
Entity Central Index Key	0001702924
Entity Tax Identification Number	98-0551945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1817 W 4th Street
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	800
Local Phone Number	583-2652
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WRAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false